Recent and Pending Acquisitions - Consolidated pro forma results (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Total revenues	$ 2,682.5	$ 1,834.3
Income (loss) before taxes	(32.1)	(136.1)
Provision for income taxes (40%)	0	0
Net income	(32.1)	(136.1)
Less: income attributable to non-controlling interest	0	0
Less: preferred dividends and deemed dividend	18.9	18.9
Net (loss) income attributable to Class A common stockholders	$ (51.0)	$ (155.0)
Pro forma earnings per share (in dollars per share)	$ (1.24)	$ (3.78)
Pro forma diluted earnings per share (in dollars per share)	$ (1.24)	$ (3.78)
Pro forma weighted average basic shares (in shares)	40,996,753	40,996,753
Pro forma weighted average diluted shares (in shares)	40,996,753	40,996,753